Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Schedule of Aging Analysis of Accounts Payable
The aging analysis of accounts payable is as follows:

	As of	As of
	December 31, 2021	December 31, 2020
	Million	Million
Base on invoice date:
Within 180 days	86,545	85,872
181 days to 1 year	28,948	41,316
Over 1 year	37,219	40,802

	152,712	167,990